Property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	$ 18,556,646	$ 18,018,176
Depreciation for the year	(307,757)	(302,804)
Balance as at December 31	19,733,822	18,556,646	$ 18,018,176
Property, plant and equipment	19,733,822	18,556,646	18,018,176
Acquisitions through business combinations, property, plant and equipment	383,680
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,553,499	1,378,090
Balance as at December 31	1,655,428	1,553,499	1,378,090
Property, plant and equipment	1,655,428	1,553,499	1,378,090
Acquisitions through business combinations, property, plant and equipment	62,050
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	6,589,434	6,406,651
Balance as at December 31	6,984,443	6,589,434	6,406,651
Property, plant and equipment	6,984,443	6,589,434	6,406,651
Acquisitions through business combinations, property, plant and equipment	231,264
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	7,613,180	7,676,822
Balance as at December 31	7,849,571	7,613,180	7,676,822
Property, plant and equipment	7,849,571	7,613,180	7,676,822
Acquisitions through business combinations, property, plant and equipment	73,332
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,255,570	962,609
Balance as at December 31	1,480,099	1,255,570	962,609
Property, plant and equipment	1,480,099	1,255,570	962,609
Acquisitions through business combinations, property, plant and equipment	4,825
Computer
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	27,465	38,149
Balance as at December 31	20,930	27,465	38,149
Property, plant and equipment	20,930	27,465	38,149
Acquisitions through business combinations, property, plant and equipment	1,761
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	53,978	49,808
Balance as at December 31	59,420	53,978	49,808
Property, plant and equipment	59,420	53,978	49,808
Acquisitions through business combinations, property, plant and equipment	1,115
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	3,598	4,350
Balance as at December 31	8,037	3,598	4,350
Property, plant and equipment	8,037	3,598	4,350
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,459,922	1,501,697
Balance as at December 31	1,675,894	1,459,922	1,501,697
Property, plant and equipment	1,675,894	1,459,922	1,501,697
Acquisitions through business combinations, property, plant and equipment	9,333
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	33,661,145	32,116,568	30,322,512
Additions	2,752,281	2,069,327	1,982,583
Disposals	(585,506)	(332,263)	(195,392)
Currency translation	252,224	(192,487)	6,865
Balance as at December 31	36,080,144	33,661,145	32,116,568
Property, plant and equipment	36,080,144	33,661,145	32,116,568
Gross carrying amount [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,553,499	1,378,090	1,353,643
Additions	102,847	209,752	24,400
Disposals	(5,900)	(30,677)
Currency translation	4,982	(3,666)	47
Balance as at December 31	1,655,428	1,553,499	1,378,090
Property, plant and equipment	1,655,428	1,553,499	1,378,090
Gross carrying amount [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	12,340,405	11,943,476	11,440,284
Additions	686,270	472,095	513,033
Disposals	(297,490)	(7,478)	(11,546)
Currency translation	92,008	(67,688)	1,705
Balance as at December 31	12,821,193	12,340,405	11,943,476
Property, plant and equipment	12,821,193	12,340,405	11,943,476
Gross carrying amount [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	15,866,952	15,182,044	14,021,881
Additions	1,240,779	891,008	1,255,026
Disposals	(145,320)	(92,623)	(96,727)
Currency translation	154,497	(113,477)	1,864
Balance as at December 31	17,116,908	15,866,952	15,182,044
Property, plant and equipment	17,116,908	15,866,952	15,182,044
Gross carrying amount [member] | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	2,111,999	1,792,273	1,773,153
Additions	462,344	474,960	101,645
Disposals	(130,089)	(154,116)	(82,543)
Currency translation	1,380	(1,118)	18
Balance as at December 31	2,445,634	2,111,999	1,792,273
Property, plant and equipment	2,445,634	2,111,999	1,792,273
Gross carrying amount [member] | Computer
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	134,481	136,183	125,991
Additions	13,784	3,828	10,441
Disposals	(244)	(3,257)	(318)
Currency translation	3,096	(2,273)	69
Balance as at December 31	151,117	134,481	136,183
Property, plant and equipment	151,117	134,481	136,183
Gross carrying amount [member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	190,289	178,455	169,752
Additions	21,325	17,684	12,985
Disposals	(6,463)	(5,295)	(4,258)
Currency translation	782	(555)	(24)
Balance as at December 31	205,933	190,289	178,455
Property, plant and equipment	205,933	190,289	178,455
Gross carrying amount [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	3,598	4,350	2,661
Additions	4,439	0	1,689
Disposals	0	(752)	0
Currency translation	0	0	0
Balance as at December 31	8,037	3,598	4,350
Property, plant and equipment	8,037	3,598	4,350
Gross carrying amount [member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,459,922	1,501,697	1,435,147
Additions	220,493		63,364
Disposals	0	(38,065)	0
Currency translation	(4,521)	(3,710)	3,186
Balance as at December 31	1,675,894	1,459,922	1,501,697
Property, plant and equipment	1,675,894	1,459,922	1,501,697
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(15,104,499)	(14,098,392)	(13,002,471)
Disposals	428,883	181,544	139,692
Currency translation	(80,403)	77,740	(8,696)
Depreciation for the year	(1,590,303)	(1,265,391)	(1,226,917)
Balance as at December 31	(16,346,322)	(15,104,499)	(14,098,392)
Property, plant and equipment	(16,346,322)	(15,104,499)	(14,098,392)
Accumulated depreciation and amortisation [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(5,750,971)	(5,536,825)	(5,323,314)
Disposals	229,718	2,199	9,315
Currency translation	(15,632)	14,105	(1,261)
Depreciation for the year	(299,865)	(230,450)	(221,565)
Balance as at December 31	(5,836,750)	(5,750,971)	(5,536,825)
Property, plant and equipment	(5,836,750)	(5,750,971)	(5,536,825)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(8,253,772)	(7,505,222)	(6,706,824)
Disposals	96,589	65,136	66,578
Currency translation	(61,396)	60,761	(7,046)
Depreciation for the year	(1,048,758)	(874,447)	(857,930)
Balance as at December 31	(9,267,337)	(8,253,772)	(7,505,222)
Property, plant and equipment	(9,267,337)	(8,253,772)	(7,505,222)
Accumulated depreciation and amortisation [member] | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(856,429)	(829,664)	(771,406)
Disposals	96,553	106,955	60,276
Currency translation	(1,275)	988	(95)
Depreciation for the year	(204,384)	(134,708)	(118,439)
Balance as at December 31	(965,535)	(856,429)	(829,664)
Property, plant and equipment	(965,535)	(856,429)	(829,664)
Accumulated depreciation and amortisation [member] | Computer
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(107,016)	(98,034)	(81,504)
Disposals	160	3,145	305
Currency translation	(1,610)	1,508	(237)
Depreciation for the year	(21,721)	(13,635)	(16,598)
Balance as at December 31	(130,187)	(107,016)	(98,034)
Property, plant and equipment	(130,187)	(107,016)	(98,034)
Accumulated depreciation and amortisation [member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(136,311)	(128,647)	(119,423)
Disposals	5,863	4,109	3,218
Currency translation	(490)	378	(57)
Depreciation for the year	(15,575)	(12,151)	(12,385)
Balance as at December 31	(146,513)	(136,311)	(128,647)
Property, plant and equipment	$ (146,513)	$ (136,311)	$ (128,647)